FINANCE COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of changes in accounting estimates [line items]
Unwinding of discounts on provisions	$ 13.9	$ 9.0
Interest expense on long-term debt	41.8	51.9
Early note redemption premium (Note 28)	53.3	0.0
Interest expense on lease liabilities (Note 34)	6.7	3.5
Amortization of deferred financing, bank, financing fees and other finance costs(i)	18.7	12.6
Finance costs	134.4	77.0
Interest on deferred revenue contracts	$ 4.6	$ 4.5